Financial Risk Management and Financial Instruments - Summary of Major Security Type, Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis and Category Using Fair Value Hierarchy (Details) - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value
Total financial assets at fair value by level	€ 2,197	€ 2,569
Financial liabilities at fair value
Total financial liabilities at fair value by level	138	339
Contingent consideration
Financial liabilities at fair value
Total financial liabilities at fair value by level	27
Derivatives (Designated for Hedging) | Foreign Exchange Forwards
Financial liabilities at fair value
Total financial liabilities at fair value by level	13
Derivatives (Not Designated for Hedging) | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	98	333
Foreign Exchange Forwards | Derivatives (Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level	8	6
Financial liabilities at fair value
Total financial liabilities at fair value by level		6
Short Term Investments | Government Securities
Financial assets at fair value
Total financial assets at fair value by level	268	221
Short Term Investments | Agency Securities
Financial assets at fair value
Total financial assets at fair value by level	5	7
Short Term Investments | Corporate Notes
Financial assets at fair value
Total financial assets at fair value by level	263	343
Short Term Investments | Collateralized Reverse Purchase Agreements
Financial assets at fair value
Total financial assets at fair value by level	156	344
Long Term Investment
Financial assets at fair value
Total financial assets at fair value by level	1,497	1,646
Other | Derivatives (Not Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level		2
Level 1
Financial assets at fair value
Total financial assets at fair value by level	1,710	1,794
Level 1 | Short Term Investments | Government Securities
Financial assets at fair value
Total financial assets at fair value by level	229	164
Level 1 | Long Term Investment
Financial assets at fair value
Total financial assets at fair value by level	1,481	1,630
Level 2
Financial assets at fair value
Total financial assets at fair value by level	471	757
Financial liabilities at fair value
Total financial liabilities at fair value by level	13	6
Level 2 | Derivatives (Designated for Hedging) | Foreign Exchange Forwards
Financial liabilities at fair value
Total financial liabilities at fair value by level	13
Level 2 | Foreign Exchange Forwards | Derivatives (Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level	8	6
Financial liabilities at fair value
Total financial liabilities at fair value by level		6
Level 2 | Short Term Investments | Government Securities
Financial assets at fair value
Total financial assets at fair value by level	39	57
Level 2 | Short Term Investments | Agency Securities
Financial assets at fair value
Total financial assets at fair value by level	5	7
Level 2 | Short Term Investments | Corporate Notes
Financial assets at fair value
Total financial assets at fair value by level	263	343
Level 2 | Short Term Investments | Collateralized Reverse Purchase Agreements
Financial assets at fair value
Total financial assets at fair value by level	156	344
Level 3
Financial assets at fair value
Total financial assets at fair value by level	16	18
Financial liabilities at fair value
Total financial liabilities at fair value by level	125	333
Level 3 | Contingent consideration
Financial liabilities at fair value
Total financial liabilities at fair value by level	27
Level 3 | Derivatives (Not Designated for Hedging) | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	98	333
Level 3 | Long Term Investment
Financial assets at fair value
Total financial assets at fair value by level	€ 16	16
Level 3 | Other | Derivatives (Not Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level		€ 2